Shareholders’ Equity - Schedule of Options to Consultants (Details) - $ / shares		Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2015
2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with					Rendered services
No. of options issued					461
Exercise price (in Dollars per share)					$ 0.72
No. of options exercisable					461
2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with				Rendered services
No. of options issued				154
Exercise price (in Dollars per share)				$ 0.72
No. of options exercisable				154
2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with			Rendered services
No. of options issued			288
No. of options exercisable			288
2021 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)			$ 0.72
2021 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)			$ 540
2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with	[1]	Rendered services
No. of options issued	[1]	417
Exercise price (in Dollars per share)	[1]	$ 131.04
No. of options exercisable	[1]	185

[1]	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 417 ordinary shares to a consultant, with an exercise price of $131.04 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $62.4, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.